Risk Management - Summary of Principal Assumptions on Provisions Valuation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PCBs | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.80%	2.40%
PCBs | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	2.9	2.12
Nuclear plants | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.02%	1.91%
Nuclear plants | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	2.78	2.76
Spent fuel | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.91%	1.91%
Spent fuel | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	2.49	2.49
Radioactive waste | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	3.32%	3.89%
Radioactive waste | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	4.17	3.65